Segment Information and Geographic Data (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Segment Information and Geographic Data
Summary of financial information by segment

Summarized financial information by segment is as follows:

	Nine Months Ended
	September 30,
Dollars in thousands	2021	2020
Net revenue
Legacy Business	$192,025	$433,215
Digital Business	24,347	31,993
Total	$216,372	$465,208
Adjusted EBITDA
Legacy Business	$(8,940)	$106,133
Digital Business	2,257	3,642
Total	$(6,683)	$109,775

Summarized financial information by segment is as follows:

	For the years ended December 31,
Dollars in thousands	2020	2019	2018
Net revenue
Legacy Business	$506,437	$838,627	$1,077,731
Digital Business	39,754	19,743	10,052
Total	$546,191	$858,370	$1,087,783
Adjusted EBITDA
Legacy Business	$109,074	$197,887	$289,765
Digital Business	4,702	(2,238)	2,281
Total	$113,776	$195,649	$292,046

Summary of reconciliation of Adjusted EBITDA to (loss) income before income

The following is a reconciliation of Adjusted EBITDA to loss before income taxes for the nine months ended September 30, 2021 and 2020:

	Nine Months Ended
	September 30,
Dollars in thousands	2021	2020
Loss before income taxes	$(123,841)	$(52,612)
Add:
Depreciation and amortization	81,317	108,316
Interest and other expense, net	24,687	24,848
Business optimization(a)	5,605	15,142
One-time non-recurring(b)	2,737	5,934
New business start-up costs(c)	1,004	4,821
Restructuring related(d)	1,808	3,326
Adjusted EBITDA	$(6,683)	$109,775
(a)

Business optimization costs include employee retention costs, IT costs as well as consulting costs for certain projects. For the nine months ended September 30, 2021 and 2020 the Company recorded IT costs of $2.2 million and $4.4 million, respectively. The Company recorded employee retention expense of $3.2 million and $10.7 million for each of the nine months ended September 30, 2021 and 2020, respectively.

(b)	Includes costs related to project costs and initiatives, as well as bank, legal and other fees in connection with the Company’s debt financing activities.
(c)	Includes costs to support the Company’s On Demand and AVOD offerings, along with costs related to the Company’s service and media network businesses.
(d)	Restructuring related costs include such items as employee severance charges and costs incurred related to removing kiosks.

The following is a reconciliation of Adjusted EBITDA to (loss) income before income for the years ended December 31, 2020, 2019 and 2018:

	Year ended December 31,
Dollars in thousands	2020	2019	2018
(Loss) income before income taxes	$(94,707)	$(14,823)	$80,908
Add:
Depreciation and amortization	136,838	138,274	133,493
Interest and other expense, net	32,522	44,578	45,155
Business optimization(a)	19,011	7,687	1,227
One-time non-recurring(b)	10,600	5,482	13,229
New business start-up costs(c)	6,041	3,793	10,060
Restructuring related(d)	3,471	4,432	625
Discontinuation of games business(e)	—	6,226	7,349
Adjusted EBITDA	$113,776	$195,649	$292,046
(a)	Business optimization costs include employee retention costs, IT costs as well as consulting costs for certain projects. Retention costs for the years ended 2020 and 2019 were $13.9 million and $3.0 million, respectively. In 2020, retention awards were paid out to all employees in light of the COVID pandemic and were in lieu of the Company’s short-term incentive program. IT costs of $4.8 million and $3.8 million were incurred in 2020 and 2019 respectively. The Company’s IT project is a complete restructuring of the Company’s technologies as it to moves to a cloud-based infrastructure.
(b)	Includes costs related to project costs and initiatives, as well as bank, legal and other fees in connection with the Company’s debt financing activities.
(c)	Includes costs to support the Company’s On Demand and AVOD offerings, along with costs related to the Company’s service and media network businesses.